Discontinued Operations	12 Months Ended
Jan. 31, 2025
The Carrying Amount Of Assets And Liabilities Presented As Held For Sale [Abstract]
Discontinued Operations
30.	DISCONTINUED OPERATIONS
On October 17, 2024, the Company announced it initiated a process for the sale of its Marine businesses namely Alumacraft, Manitou, Telwater (Quintrex, Stacer, Savage and Yellowfin) and Marine parts, accessories, and apparel. Consequently, these businesses are presented as discontinued operations and the associated assets and liabilities as held for sale as at January 31, 2025.
The net loss and comprehensive loss from discontinued operations are as follows:

	Years ended
	January 31, 2025	January 31, 2024
Revenues	$237.5	$404.0
Cost of sales	334.5	436.7
Gross loss	(97.0)	(32.7)

Operating expenses
Selling and marketing	28.3	25.3
Research and development	21.8	39.6
General and administrative	25.3	33.8
Other operating expenses	9.7	2.3
Impairment charge	183.9	116.3
Total operating expenses	269.0	217.3
Operating loss	(366.0)	(250.0)

Financing costs	0.2	1.3
Loss before income taxes	(366.2)	(251.3)
Income tax recovery	(90.5)	(64.1)
Net loss from discontinued operations	$(275.7)	$(187.2)

	Years ended
	January 31, 2025	January 31, 2024
Net loss from discontinued operations [a]	$(275.7)	$(187.2)

Net changes in unrealized gain on translation of foreign operations	7.4	6.0
Total comprehensive loss from discontinued operations [a]	$(268.3)	$(181.2)
[a]
Nil amount of net loss and comprehensive loss are attributable to non-controlling
interest.
As at January 31, 2025, the carrying amount of assets and liabilities presented as held for sale is as follows:

January 31, 2025

Trade and other receivables	$24.4
Inventories	110.5
Property, plant and equipment	98.5
Intangible assets	36.9
Deferred tax assets	88.1
Other assets	3.3
Assets classified as held for sale	$361.7
Trade payables and accruals	$31.8
Provisions	51.0
Lease liabilities	6.7
Deferred revenues	17.3
Other liabilities	11.4
Liabilities associated to assets classified as held for sale	$118.2
Assets net of liabilities held for sale	$243.5
The net cash flows from (used in) discontinued operations are as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net cash flows used in operating activities	$(118.9)	$(180.7)
Net cash flows used in investing activities	(21.7)	(69.4)
Net cash flows from financing activities	147.8	242.3
Net cash flows from (used in) discontinued operations	$7.2	$(7.8)

Recoverability under Fair value less costs of disposal for disposal groups
During the year ended January 31, 2025, the Company remeasured the Alumacraft and Manitou disposal groups at the lower of their carrying amount and their fair value less costs of disposal, resulting in an impairment charge of $183.9 million on assets held for sale. The Company concluded that the fair value less costs of disposal of the Telwater disposal group exceeded its carrying amount. As a result, no impairment charges were recognized on this disposal group for the year ended January 31, 2025. The Company determined that no reversal of previously recognized impairment charges was required as at January 31, 2025.
The impairment charge recorded during the year-ended January 31, 2025 is allocated as follows:

Impairment as at January 31, 2025
Inventories	$108.3
Property, plant and equipment	56.7
Right of use assets	6.1
Intangible assets	12.8
Impairment on assets classified as held for sale	$183.9
The fair value measurement was categorized as a level 2 fair value. The fair values of Alumacraft, Manitou and Telwater were based on the market offers that the Company has received since announcing the sale of the Marine businesses on October 17, 2024. The costs of disposal represent management’s best estimate based on historical data from external and internal sources.
Recoverability under the recoverable amount method for CGU
During the year ended January 31, 2024, the Company performed an impairment test as a result of softening consumer demand for the boating industry and related decrease in financial performance. The Company recorded an impairment charge of $25.0 million related to intangible assets of Alumacraft CGU and $45.5 million related to Manitou CGU. The Company also recorded an impairment charge of $17.8 million to property, plant and equipment of Alumacraft CGU and $25.5 million related to Manitou CGU. The charges were determined by comparing the carrying amount of each CGU to its recoverable amount, which is the higher of the fair value less costs of disposal or the value in use. The Company concluded that recoverable amount of the Telwater CGU exceeded its carrying amount, and as such no impairment was recorded for this CGU as at January 31, 2024.

During the year ended January 31, 2024, the Company determined the recoverable amounts of the Alumacraft, Manitou and Telwater CGUs using the value in use method. The Company determined that the discounted cash flow (“DCF”) technique provided the best assessment of what each impaired CGU could be exchanged for in an arm’s length transaction. Fair value is represented by the present value of expected future cash flows of the business together with the residual value of the business at the end of the forecast period. The DCF technique was applied on an enterprise-value basis, where the after-tax
cash flows prior to interest expense are discounted using a weighted average cost of capital. This approach requires assumptions regarding revenue growth rates, EBITDA margins, level of working capital, capital expenditures, tax rates and discount rates. The assumptions used in the DCF are Level 3 inputs (as defined in Note 27). The estimated future cash flows are discounted to their present value using a pre-tax
discount rate ranging from 12.9% to 13.1%. These discount rates were calculated by adding to the Company’s weighted average cost of capital the risk factor associated with the CGU tested. A growth rate of 1.5% was used to calculate the terminal value.